CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accum. Other Comprehensive Income [Member]	Total
Balance at Mar. 31, 2019	$ 23,129	$ 12,885,841	$ (2,646,866)	$ 611,756	$ 10,873,860
Balance (in shares) at Mar. 31, 2019	2,312,887
Currency translation loss				(134,151)	(134,151)
Unrealized loss on investment securities				(50,397)	(50,397)
Less: Reclassification adjustment for net gain included in loss				$ (427,208)	(427,208)
Net Income (Loss)			(5,813,891)		(5,813,891)
Balance at Mar. 31, 2020	$ 23,129	12,885,841	(8,460,757)		4,448,213
Balance (in shares) at Mar. 31, 2020	2,312,887
Net Income (Loss)			(78,982)		(78,982)
Balance at Jun. 30, 2020	$ 23,129	12,885,841	(8,539,739)		4,369,231
Balance (in shares) at Jun. 30, 2020	2,312,887
Balance at Mar. 31, 2020	$ 23,129	12,885,841	(8,460,757)		4,448,213
Balance (in shares) at Mar. 31, 2020	2,312,887
Net Income (Loss)					725,181
Balance at Dec. 31, 2020	$ 23,129	12,885,841	(7,735,576)		5,173,394
Balance (in shares) at Dec. 31, 2020	2,312,887
Balance at Mar. 31, 2020	$ 23,129	12,885,841	(8,460,757)		4,448,213
Balance (in shares) at Mar. 31, 2020	2,312,887
Net Income (Loss)			268,343		268,343
Balance at Mar. 31, 2021	$ 23,129	12,885,841	(8,192,414)		4,716,556
Balance (in shares) at Mar. 31, 2021	2,312,887
Balance at Jun. 30, 2020	$ 23,129	12,885,841	(8,539,739)		4,369,231
Balance (in shares) at Jun. 30, 2020	2,312,887
Net Income (Loss)			725,845		725,845
Balance at Sep. 30, 2020	$ 23,129	12,885,841	(7,813,894)		5,095,076
Balance (in shares) at Sep. 30, 2020	2,312,887
Net Income (Loss)			78,318		78,318
Balance at Dec. 31, 2020	$ 23,129	12,885,841	(7,735,576)		5,173,394
Balance (in shares) at Dec. 31, 2020	2,312,887
Net Income (Loss)					(456,838)
Balance at Mar. 31, 2021	$ 23,129	12,885,841	(8,192,414)		4,716,556
Balance (in shares) at Mar. 31, 2021	2,312,887
Net Income (Loss)			14,641		14,641
Balance at Jun. 30, 2021	$ 23,129	12,885,841	(8,177,773)		4,731,197
Balance (in shares) at Jun. 30, 2021	2,312,887
Balance at Mar. 31, 2021	$ 23,129	12,885,841	(8,192,414)		4,716,556
Balance (in shares) at Mar. 31, 2021	2,312,887
Net Income (Loss)					157,688
Balance at Dec. 31, 2021	$ 23,129	12,885,841	(8,034,726)		4,874,244
Balance (in shares) at Dec. 31, 2021	2,312,887
Balance at Jun. 30, 2021	$ 23,129	12,885,841	(8,177,773)		4,731,197
Balance (in shares) at Jun. 30, 2021	2,312,887
Net Income (Loss)			107,696		107,696
Balance at Sep. 30, 2021	$ 23,129	12,885,841	(8,070,077)		4,838,893
Balance (in shares) at Sep. 30, 2021	2,312,887
Net Income (Loss)			35,351		35,351
Balance at Dec. 31, 2021	$ 23,129	$ 12,885,841	$ (8,034,726)		$ 4,874,244
Balance (in shares) at Dec. 31, 2021	2,312,887